Related Party Balances and Transactions - Schedule of Relationships with Related Parties (Details)	12 Months Ended
Mar. 31, 2026
JingXing Storage Equipment Engineering (H.K.) Company Limited (“JingXing”) [Member]
Schedule of Relationships with Related Parties [Line Items]
Relationship	A wholly owned subsidiary of KGDL	[1]
Compass Engineering Limited [Member]
Schedule of Relationships with Related Parties [Line Items]
Relationship	A wholly owned subsidiary of KGDL	[1]
Kamui Construction Management Limited [Member]
Schedule of Relationships with Related Parties [Line Items]
Relationship	Entity controlled by management of the Company
Star Capital Investment Limited (“Star Capital”) [Member]
Schedule of Relationships with Related Parties [Line Items]
Relationship	Entity controlled by Mr. Chan
Ginger Limited (“Ginger”) [Member]
Schedule of Relationships with Related Parties [Line Items]
Relationship	Entity controlled by Mr. Chan
NEXX Global Limited (“NEXX”) [Member]
Schedule of Relationships with Related Parties [Line Items]
Relationship	Entity controlled by Mr. Chan
Mr. Hau Lim Chung (“Mr. Chung”) [Member]
Schedule of Relationships with Related Parties [Line Items]
Relationship	Director of the Company
Mr. Yuxi Liang (“Mr. Liang”) [Member]
Schedule of Relationships with Related Parties [Line Items]
Relationship	Non-controlling shareholder of Cogen Advisory Limited
Mr. Ka Ho Chiu (“Mr. Chiu”) [Member]
Schedule of Relationships with Related Parties [Line Items]
Relationship	Non-controlling shareholder of Cogen Advisory Limited

[1]	On January 16, 2023, Mr. Chung and Mr. Yiu disposed of their 100% equity interest in KGDL. JingXing and Compass Engineering Limited, which were subsidiaries of KGDL, were not regarded as related parties of the Company after January 16, 2023.